Offerings	Sep. 09, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock of Vistra Corp., par value $0.01 per share
Offering Note

(1)
An additional unspecified aggregate initial offering amount or number of the securities of each identified class is being registered as may from time to time be offered by Vistra Corp. and Vistra Operations Company LLC or sold by selling securityholders, if and as allowed, at unspecified prices, along with an indeterminate amount or number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of the registration fee in connection with such additional securities offered hereby, and the registrants will pay "pay as you go registration fees" in accordance with Rules 456(b) and 457(r) under the Securities Act with respect to those additional securities.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock of Vistra Corp., par value $0.01 per share
Offering Note

(2)	See Footnote (1)

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Vista Operations Company LLC guaranteed by Vistra Corp.
Offering Note

(3)	See Footnote (1)

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Vistra Corp.
Offering Note

(4)	See Footnote (1)